The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Fund (WASMX)

Walden Small Cap Fund (WASOX)

Walden International Equity Fund (WIEFX)

Supplement dated December 18, 2018 to the

Prospectus and Statement of Additional Information dated May 1, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from The Boston Trust & Walden Funds or from your broker-dealer or other financial intermediary.  Instead, the reports will be made available on the Funds’ website (www.btim.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your broker-dealer or other financial intermediary or by calling the Funds at 1-800-282-8782 x7050.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  If you invest through a broker-dealer or other financial intermediary, you can inform the financial intermediary that you wish to continue receiving paper copies of your shareholder reports.  If you invest directly with the Funds, you can call 1-800-282-8782 x7050 or email mfinformation@bostontrust.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with The Boston Trust & Walden Funds or your broker-dealer or other financial intermediary.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated May 1, 2018 with respect to the Funds.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-(800) 282-8782, ext. 7050.

Please retain this supplement for future reference.